Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS
Voya Global Bond
Fund (the "Fund")

Supplement dated August 20, 2020

to the Fund's Class A, Class C, Class I, Class P, Class R, Class R6, Class T and

Class W shares Prospectus dated February 28, 2020

(the "Prospectus")

On May 14, 2020, the Board of Trustees of Voya Mutual Funds approved modification to the contingent deferred sales charge ("CDSC") schedule for the Fund's Class A shares, increasing the Class A CDSC holding period from 6 months to 12 months effective July 31, 2020.

Effective immediately, the Fund's Prospectus is revised as follows:

1.   Footnote 1 following the table in the sub-section entitled "Fees and Expenses of the Fund – Annual Fund Operating Expenses" of the Fund's Prospectus is deleted in its entirety and replaced with the following:

1.      A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 12 months of purchase.

Voya Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS
Voya Global Bond
Fund (the "Fund")

Supplement dated August 20, 2020

to the Fund's Class A, Class C, Class I, Class P, Class R, Class R6, Class T and

Class W shares Prospectus dated February 28, 2020

(the "Prospectus")

On May 14, 2020, the Board of Trustees of Voya Mutual Funds approved modification to the contingent deferred sales charge ("CDSC") schedule for the Fund's Class A shares, increasing the Class A CDSC holding period from 6 months to 12 months effective July 31, 2020.

Effective immediately, the Fund's Prospectus is revised as follows:

1.   Footnote 1 following the table in the sub-section entitled "Fees and Expenses of the Fund – Annual Fund Operating Expenses" of the Fund's Prospectus is deleted in its entirety and replaced with the following:

1.      A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 12 months of purchase.